                                            -----------------------------------
                                                          OMB APPROVAL
                                            -----------------------------------
                                            OMB Number:     3235-0006
                                            Expires:    December 31, 2006
                                            Estimated average burden
                                            hours per form . . . . . . . 22.8
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2006
                                                           ---------
                  Check here if Amendment[ ]: Amendment Number:_________

                        This Amendment (Check only one):
                        [   ]is a restatement
                        [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                MICHAEL R. MURPHY
                     ----------------------------------------------------------
Address:             71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                     ----------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Form 13F File Number 28-11638
                     ----------------------------------------------------------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Murphy
          ---------------------------------------------------------------------
Title:    Managing Member of Discovery Group I, LLC
          ---------------------------------------------------------------------
Phone:    312-920-2135
          ---------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
-------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
-------------------------------------------------------------------------------
(City, State)
11/13/2006
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
      2
      -------------------------------------------------------------------------

Form 13F Information Table Entry Total:
      28
      -------------------------------------------------------------------------
Form 13F Information Table Value Total:
      $   76,949 (thousands)
      -------------------------------------------------------------------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number         Name
1                    28-11635                     DANIEL J. DONOGHUE
-------------        --------------------------   -----------------------------

2                    28-11637                     DISCOVERY GROUP I, LLC
-------------        --------------------------   -----------------------------

                               13F HOLDINGS REPORT
                                    9/30/2006

          COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6       COLUMN 7          COLUMN 8
                                                                                                                   Voting Authority

          NAME OF               TITLE OF                VALUE       SHRS OR   SH/ PUT/ INVESTMENT     OTHER
          ISSUER                  CLASS       CUSIP    (X $1000)    PRN AMT   PRN CALL DISCRETION    MANAGERS  SOLE     SHARED NONE
          -------               --------      -----    ---------   --------   --- ---- ----------    --------  ----     ------ ----
ASHWORTH INC                       COM       04516H101    7,362    1,078,586  SH       SHARED-OTHER     1, 2          1,078,586
CASCADE MICROTECH INC              COM       147322101   13,942    1,119,804  SH       SHARED-OTHER     1, 2          1,119,804
CHOLESTECH CORP                    COM       170393102   11,557      963,069  SH       SHARED-OTHER     1, 2            963,069
COMM BANCORP INC                   COM       200468106      617       17,133  SH       SHARED-OTHER     1, 2             17,133
DORMAN PRODUCTS INC                COM       258278100    1,101      110,992  SH       SHARED-OTHER     1, 2            110,992
ELECTRONIC CLEARING HOUSE IN  COM PAR.01 NEW 285562500   13,854      767,519  SH       SHARED-OTHER     1, 2            767,519
ENCORE CAP GROUP INC               COM       292554102      681       52,500  SH       SHARED-OTHER     1, 2             52,500
FIDELITY SOUTHN CORP NEW           COM       316394105    1,403       77,500  SH       SHARED-OTHER       1              77,500
FIRST BUS FINL SVCS INC WIS        COM       319390100      970       32,732  SH       SHARED-OTHER       1              32,732
FIRST CTZNS BANC CORP           COM NO PAR   319459202    1,774        2,817  SH       SHARED-OTHER       1               2,817
FIRST MARINER BANCORP              COM       320795107    1,763       90,649  SH       SHARED-OTHER       1              90,649
FMS FINL CORP                      COM       302509104    1,705       77,845  SH       SHARED-OTHER       1              77,845
FNB FINANCIAL SERVICES CORP        COM       302526108      913       90,389  SH       SHARED-OTHER       1              90,389
HAWK CORP                          CL A      420089104    9,650      748,075  SH       SHARED-OTHER     1, 2            748,075
HINES HORTICULTURE INC             COM       433245107      708      481,534  SH       SHARED-OTHER     1, 2            481,534
HORIZON BANCORP IND                COM       440407104      186       18,744  SH       SHARED-OTHER       1              18,744
MASSBANK CORP READ MASS            COM       576152102    1,030       48,691  SH       SHARED-OTHER       1              48,691
MATRIXX INITIATIVES INC            COM       57685L105    9,609      504,954  SH       SHARED-OTHER     1, 2            504,954
NATIONAL MED HEALTH CARD SYS     COM NEW     636918302    5,984      379,817  SH       SHARED-OTHER     1, 2            379,817
PAC-WEST TELECOM INC               COM       69371Y101      872    3,711,588  SH       SHARED-OTHER     1, 2          3,711,588
PSB BANCORP INC                    COM       693604100      779       49,459  SH       SHARED-OTHER       1              49,459
S1 CORPORATION                     COM       78463B101    5,446    1,181,300  SH       SHARED-OTHER     1, 2          1,181,300
SITEL CORP                         COM       82980K107    1,881      475,000  SH       SHARED-OTHER     1, 2            475,000
SPANISH BROADCASTING SYS INC       CL A      846425882   12,363    2,829,051  SH       SHARED-OTHER     1, 2          2,829,051
SUMMA INDS                         COM       86562T105      496       41,531  SH       SHARED-OTHER     1, 2             41,531
TESSCO TECHNOLOGIES INC            COM       872386107   15,922      540,450  SH       SHARED-OTHER     1, 2            540,450
ULTRA CLEAN HLDGS INC              COM       90385V107    3,163      348,330  SH       SHARED-OTHER     1, 2            348,330
YAK COMMUNICATIONS INC             COM       984208207    1,735      338,815  SH       SHARED-OTHER     1, 2            338,815

   TOTAL                                                 76,949   11,991,771                                         11,991,771
